Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Sales	$ 361,374	$ 470,170	$ 1,473,427	$ 19,365,354
Cost of sales	140,688	146,853	658,192	988,920
Gross profit	220,686	323,317	815,235	18,376,434
Selling, general and administrative expenses (including rent expenses incurred to related parties of 2024 - $nil, 2023 - $252, 2022 - $796, 2021 - $830)	420,922	598,250	836,138	602,148
Provision for credit losses	12,306	2,638	4,268	2,967
Research and development expenses	270,661	350,187	478,690	152,697
Loss on disposal and impairment of property, plant and equipment	30,279	108,722	5,884	977
Government grants recognized in income	(7,947)	(22,497)	(760)	(725)
Total operating expenses	726,221	1,037,300	1,324,220	758,064
Operating income (loss)	(505,535)	(713,983)	(508,985)	17,618,370
Interest and financing expenses - (including interest expenses incurred to a related party, 2024 - nil, 2023 - $168, 2022 - $364, 2021 - $916)	(5,637)	(4,941)	(1,264)	(2,836)
Interest income - (including interest income incurred to a related party, 2024 - $1,139, 2023 - $nil, 2022 - $nil, 2021 - $nil)	29,073	87,122	157,381	102,568
Share of earnings (losses) from equity method investments	(2,700)	(11,461)	7,762	2,628
Other income (expense), net	527,636	558,776	296,622	(153,021)
Income (loss) before income taxes	42,837	(84,487)	(48,484)	17,567,709
Income tax expense	(2,181)	(36,371)	(11,483)	(3,447,936)
Net income (loss)	40,656	(120,858)	(59,967)	14,119,773
Less: (loss) income attributable to non-controlling interests	50,249	107,367	74,434	(5,997,591)
Net income (loss) attributable to common shareholders of Sinovac	$ 90,905	$ (13,491)	$ 14,467	$ 8,122,182
Earnings (loss) per share
Basic net income (loss) per share	$ 1.27	$ (0.19)	$ 0.20	$ 113.54
Diluted net income (loss) per share	$ 1.27	$ (0.19)	$ 0.20	$ 113.44
Weighted average number of shares of common stock outstanding
– Basic	71,860,702	71,830,233	71,724,902	71,534,210
– Diluted	71,860,702	71,850,096	71,764,628	71,597,829
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	$ (223,857)	$ (277,710)	$ (868,155)	$ 192,272
Unrealized (loss) gain on available-for-sale investments	(10,619)	8,779	(7,301)	0
Comprehensive (loss) income	(193,820)	(389,789)	(935,423)	14,312,045
Less: comprehensive (loss) income attributable to non-controlling interests	(140,337)	(214,146)	(419,123)	6,080,227
Comprehensive (loss) income attributable to shareholders of Sinovac	$ (53,483)	$ (175,643)	$ (516,300)	$ 8,231,818